Income taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes

Note 10 – Income taxes

The Company is subject to United States federal and state income taxes at an approximate rate of 30%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	December 31, 2021	December 31, 2020

Expected income tax at statutory rate	$(621,735)	$(458,619)
State tax	168	168
Meals & Entertainments	295	-
Permanent differences	404,577	295,578
Other	(71,992)	(336)
Change in valuation allowance	289,487	163,209
Provision for income taxes	$800	$-

The significant components of deferred income tax assets and liabilities at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020

Net operating loss carry-forward	$1,450,896	$1,668,324
Valuation allowance	(1,450,896)	(1,668,324)
Net deferred tax asset	$-	$-

The Company has Federal net operating loss carryforwards of approximately $7.5 million and $6.5 million as of December 31, 2021, and 2020, respectively. The Company has state net operating loss carryforwards of approximately $5.5 million and $4.5 million as of December 31, 2021, and 2020, respectively. The net operating loss carryforwards are available to offset taxable income in future years, of which approximately $5 million expires beginning in fiscal 2032. Net operating loss carry forwards incurred after 2018 are carried on indefinitely.

As of and for the years ended December 31, 2021, and 2020, management does not believe the Company has any uncertain tax positions. Accordingly, there are no recognized tax benefits at December 31, 2021 and 2020.

The Company is subject to tax in the United States and files tax returns in the U.S. Federal jurisdiction and California state jurisdiction. The Company is subject to U.S. Federal, state and local income tax examinations by tax authorities starting in 2018. The Company currently is not under examination by any tax authority.